Income Tax Expense	12 Months Ended
Mar. 31, 2023
Income Tax Expense [Abstract]
Income tax expense

22. Income tax expense

The Company is formed in the Cayman Islands and is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is imposed.

The Company’s subsidiary formed in the British Virgin Island is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no British Virgin Island withholding tax is imposed.

The Company’s subsidiary formed in Hong Kong is subject to Hong Kong profits tax, which is calculated in accordance with the two-tiered profits tax rates regime. The applicable tax rate for the first HK$2 million of assessable profits is 8.25% and assessable profits above HK$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong.

	2023	2022	2021
	US$	US$	US$
		(restated)	(restated)
Income tax expense
Current tax expense	218,035	8,061	—

Reconciliation of effective tax rate
Loss from continuing operation before income tax	(11,701,303)	(11,226,587)	(2,305,477)
Tax calculated at domestic tax rates applicable to respective profits (2023, 2022 and 2021: 16.5%)	(1,930,715)	(1,852,387)	(380,404)
Effect of tax rates in Cayman Islands	—	—	—
Effect of non-taxable income	(6,697)	(245)	—
Tax effect of tax loss not recognized	2,155,447	1,860,693	380,404
Income tax expense	218,035	8,061	—